STATEMENT OF INCOME - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [abstract]
Revenue	R$ 16,981,329	R$ 16,233,959	R$ 15,617,413
Costs of services provided and goods sold	(7,701,418)	(8,002,077)	(7,966,487)
Gross income	9,279,911	8,231,882	7,650,926
Operating income (expenses)
Selling expenses	(4,970,780)	(4,575,177)	(4,719,029)
General and administrative expenses	(1,608,319)	(1,424,643)	(1,258,722)
Other income (expenses), net	(283,289)	(298,710)	(248,979)
Total income expense	(6,862,388)	(6,298,530)	(6,226,730)
Operating income	2,417,523	1,933,352	1,424,196
Financial income (expenses)
Financial income	412,733	512,565	750,450
Financial expenses	(951,439)	(1,009,653)	(1,156,485)
Foreign exchange variations, net	1,373	(748)	(4,845)
Finance income cost	(537,333)	(497,836)	(410,880)
Income before income and social contribution taxes	1,880,190	1,435,516	1,013,316
Income and social contribution taxes	664,911	(201,009)	(262,889)
Net income for the year	R$ 2,545,101	R$ 1,234,507	R$ 750,427
Earnings per share attributed to the Company' shareholders (in R$ per share)
Basic earnings per share	R$ 1.05	R$ 0.51	R$ 0.31
Diluted earnings per share	R$ 1.05	R$ 0.51	R$ 0.31